Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 607		$ 415		$ (52)
Other comprehensive income (loss), net of tax:
Net investment hedge, net of deferred taxes of $0, $0 and $(8)	(214)		68		18
Changes in fair value cash flow hedges, net of deferred taxes $0, $0 and $0			(9)
Foreign currency translation adjustments	140		(27)		10
Net actuarial gain (loss), net of deferred taxes of $2, $(10) and $3	(66)		10		(51)
Unrealized gains (losses) available-for-sale securities, net of deferred taxes of $0	1
Reclassification adjustments, net of deferred taxes of $0:
Changes in fair value cash flow hedges	2	[1]	5	[1]
Total other comprehensive income (loss)	(137)		47		(23)
Total comprehensive income (loss)	470		462		(75)
Less: Comprehensive income (loss) attributable to non-controlling interests	68		67		63
Total comprehensive income (loss) attributable to stockholders	$ 402		$ 395		$ (138)

[1]	Included in Cost of revenue in the Consolidated Statements of Operations.